UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4237

Dreyfus Insured Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Insured Municipal Bond Fund, Inc.
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.8%
Albertville,
GO Warrants (Insured; XLCA)	5.00	5/1/12	205,000	216,882
Albertville,
GO Warrants (Insured; XLCA)	5.00	5/1/13	215,000	229,061
Aubum University,
General Fee Revenue (Insured;
MBIA)	5.75	6/1/17	1,000,000	1,077,390
Birmingham,
GO Capital Improvement
(Insured; AMBAC)	5.00	12/1/32	1,780,000	1,819,107
Alaska--4.2%
Alaska International Airports
System, Revenue (Insured;
AMBAC)	5.75	10/1/12	4,500,000 a	4,971,600
California--6.1%
Glendora Unified School District,
GO (Insured; MBIA)	5.25	8/1/26	1,400,000	1,500,702
Golden State Tobacco
Securitization, Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/29	1,670,000	1,705,872
Los Angeles Department of Water
and Power, Power System
Revenue (Insured; MBIA)	5.00	7/1/24	1,500,000	1,535,460
San Diego Unified School District
(Insured; FGIC)	0.00	7/1/15	3,690,000	2,529,495
Colorado--1.2%
Adams County,
PCR (Public Service Co. of
Colorado Project) (Insured;
MBIA)	4.38	9/1/17	300,000	301,041
Douglas County School District,
Number 1 Reorganized, Douglas
and Elbert Counties (Colorado
School District Enhance
Program) (Insured; FGIC)	5.75	12/15/17	1,000,000	1,119,640
Connecticut--1.7%
Connecticut, Special Tax
Obligation
(Transportation Infrastructure
Purposes) (Insured; FGIC)	5.00	1/1/23	2,000,000	2,082,220
Delaware--6.0%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware Inc.
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,058,800
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,015,000 a	2,173,379
Florida--3.1%
Orange County,
Sales Tax Revenue (Insured;
FGIC)	5.13	1/1/23	1,000,000	1,050,550
Tampa Bay Water,
Utility System Improvement
Revenue (Insured; FGIC)	5.25	10/1/19	2,575,000	2,720,075
Idaho--1.8%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	45,000 a	48,521
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	1,955,000	2,079,788
Illinois--3.0%
Chicago,
GO (Insured; FGIC)	5.50	7/1/10	675,000 a	722,581
Chicago,
GO (Insured; FGIC)	5.50	1/1/40	325,000	343,102
Chicago O'Hare International
Airport, Revenue (General
Airport Third Lien) (Insured;
MBIA)	5.25	1/1/27	2,500,000	2,581,200
Indiana--3.1%
Indiana Educational Facilities
Authority, Educational
Facilities Revenue (Butler
University Project) (Insured;

MBIA)	5.50	2/1/26	3,500,000	3,677,485
Kansas--2.0%
Neosho County Unified School
Disctrict Number 413, GO
(Insured; FSA)	5.00	9/1/20	1,075,000	1,129,255
Neosho County Unified School
District Number 413, GO
(Insured; FSA)	5.00	9/1/21	1,200,000	1,257,216
Michigan--.9%
Detroit School District,
GO (School Building and Site
Improvement) (Insured; FGIC)	5.00	5/1/28	1,000,000	1,022,040

Minnesota--.9%
Prior Lake-Savage Area Schools
Independent School District
Number 719, GO School Building
(Insured; FSA)	5.00	2/1/18	1,000,000	1,058,530
Missouri--2.3%
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,704,525
New Jersey--9.7%
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Co. Project)
(Insured; MBIA)	6.40	5/1/32	7,100,000	7,152,966
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	1,500,000	1,526,775
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	1,500,000	1,670,475
Rutgers, The State University,
GO (Insured; FGIC)	5.00	5/1/31	1,245,000	1,284,852
New York--10.2%
Metropolitan Transportation
Authority (State Service
Contract) (Insured; MBIA)	5.50	1/1/20	2,000,000	2,160,420
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,423,200
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; FGIC)	5.00	11/15/32	1,350,000	1,387,665
New York City
(Insured; FSA)	5.25	8/15/15	2,000,000	2,163,240
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
MBIA)	5.00	6/15/28	1,000,000	1,036,560
Ohio--4.3%
Cincinnati City School District,
Classroom Facilities
Construction and Improvement
(Insured; FSA)	5.00	12/1/31	1,655,000	1,707,662
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	1,150,000	1,185,627
Ohio Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	2/15/17	1,995,000	2,228,954
Oregon--2.2%
Oregon, Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/12	1,500,000	1,589,340
Portland,
Second Lien Sewer System
Revenue (Insured; MBIA)	5.00	6/15/17	1,000,000	1,069,570
Pennsylvania--2.3%
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/23	1,000,000	1,107,770
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/28	1,550,000	1,636,676
South Carolina--2.3%
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; MBIA)	5.25	3/1/30	1,000,000	1,051,300
University of South Carolina,
Athletic Facilities Revenue
(Insured; AMBAC)	5.50	5/1/22	1,575,000	1,685,155
Texas--8.9%
Austin,
Electric Utility System
Revenue (Insured; FSA)	5.00	11/15/14	1,000,000	1,067,720
Houston Area Water Corp.,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/23	2,470,000	2,601,577
Irving,
Waterworks and Sewer System
New Lien Revenue (Insured; FSA)	5.25	8/15/18	500,000	540,295
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/19	1,000,000	1,072,230

San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,500,000	2,675,250
Texas Turnpike Authority,
Revenue (Central Texas
Turnpike System) (Insured;
AMBAC)	5.50	8/15/39	2,500,000	2,672,275
Utah--1.6%
Utah State University,
Student Fee and Housing System
Revenue (Insured; MBIA)	5.00	4/1/29	1,850,000	1,906,277
Virginia--7.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,637,805
Upper Occoquan Sewer Authority,
Regional Sewer Revenue
(Insured; MBIA)	5.15	7/1/20	5,210,000	5,672,856
Virginia University,
Revenue (General Pledge)
(Insured; AMBAC)	5.00	5/1/14	1,615,000	1,720,734
West Virginia--10.4%
West Virginia
(Insured; FGIC)	0.00	11/1/26	5,450,000	2,073,344
West Virginia
(Insured; FGIC)	6.50	11/1/26	2,600,000	3,159,390
West Virginia Building Commission,
LR (West Virginia Regional
Jail) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,765,645
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/29	2,000,000	2,059,540
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.25	11/1/23	1,000,000	1,070,780
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.00	11/1/29	1,400,000	1,446,242
Wisconsin--.2%
Tomahawk School District,
GO (Insured; FSA)	5.05	3/1/11	235,000 a	247,798
Total Investments(cost $113,570,966)			98.7%	118,173,482
Cash and Receivables (Net)			1.3%	1,569,292
Net Assets			100.0%	119,742,774

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b At July 31, 2006, 28.0% of the fund's net assets are insured by AMBAC and 29.7% are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance
Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Insured Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)